Pruco Life Insurance Company of New Jersey	Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-9496 fax: (973) 802-9560

May 1, 2017

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 002-89780)
Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 49; and (ii) that the text of Post-Effective Amendment No. 49 was filed electronically on April 11, 2017 (Accession No. 0000741313-17-000041).

By: /s/ Jordan K. Thomsen
JJordan K. Thomsen
Vice President and Corporate Counsel
Pruco Life Insurance Company of New Jersey

via EDGAR